SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Notable Labs Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average exercise price, granted	$ 1.03	$ 0.91
Twenty Fifteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, balance	4,748,713
Weighted-average exercise price, balance	$ 1.39
Weighted-average remaining contractual life, balance	7 years 3 months 18 days	6 years 7 months 6 days
Aggregate intrinsic value, balance	$ 741
Options, granted	210,000
Weighted-average exercise price, granted	$ 1.55
Options, exercised	(88,500)
Weighted-average exercise price, exercised	$ 0.71
Options, cancelled	(2,022,729)
Weighted-average exercise price, cancelled	$ 1.39
Options outstanding, balance	2,847,484	4,748,713
Weighted-average exercise price, balance	$ 1.43	$ 1.39
Aggregate intrinsic value, balance	$ 1,419	$ 741
Options, exercisable	1,757,275
Weighted-average exercise price, exercisable	$ 1.36
Weighted-average remaining contractual life, exercisable	6 years 7 months 6 days
Aggregate intrinsic value, exercisable	$ 998
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	2,847,484
Weighted-average exercise price, balance	$ 1.43
Weighted-average remaining contractual life, vested and expected to vest	7 years 3 months 18 days
Aggregate intrinsic value, vested and expected to vest	$ 1,419